UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2013

Date of reporting period:	April 30, 2012

Item 1 – Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2012 (unaudited)

Shares		Value*
COMMON STOCK—69.3%
	Aerospace & Defense—2.5%
260,000	Lockheed Martin Corp.	$23,540,400
300,000	Northrop Grumman Corp. (a)	18,984,000
		42,524,400
	Beverages—0.9%
220,000	PepsiCo, Inc. (a)	14,520,000

	Capital Markets—1.3%
400,000	Ameriprise Financial, Inc. (a)	21,684,000

	Chemicals—1.5%
492,800	EI du Pont de Nemours & Co. (a)	26,345,088

	Commercial Banks—3.0%
405,900	PNC Financial Services Group, Inc. (a)	26,919,288
700,000	Wells Fargo & Co. (a)	23,401,000
		50,320,288
	Commercial Services & Supplies—2.7%
1,600,000	Pitney Bowes, Inc.	27,408,000
1,500,000	RR Donnelley & Sons Co. (a)	18,765,000
		46,173,000
	Communications Equipment—0.5%
174,500	Harris Corp.	7,946,730

	Diversified Financial Services—1.5%
600,000	JP Morgan Chase & Co.	25,788,000

	Diversified Telecommunication Services—1.5%
750,200	AT&T, Inc. (a)	24,689,082

	Electric Utilities—1.6%
700,000	American Electric Power Co., Inc.	27,188,000

	Energy Equipment & Services—3.1%
400,000	Diamond Offshore Drilling, Inc. (a)	27,420,000
463,300	Ensco PLC - ADR	25,319,345
		52,739,345
	Food & Staples Retailing—1.0%
300,000	Wal-Mart Stores, Inc.	17,673,000

	Food Products—0.5%
220,139	Archer-Daniels-Midland Co.	6,786,885
39,038	Bunge Ltd.	2,517,951
		9,304,836
	Health Care Equipment & Supplies—0.9%
389,100	Medtronic, Inc. (a)	14,863,620

	Household Durables—0.7%
175,000	Whirlpool Corp. (a)	11,203,500

	Household Products—0.7%
150,000	Kimberly-Clark Corp. (a)	11,770,500

	Industrial Conglomerates—1.7%
1,443,217	General Electric Co. (a)	28,258,189

	Insurance—6.0%
57,396	American International Group, Inc. (b)	1,953,186
1,103,600	Lincoln National Corp. (a)	27,336,172
500,000	MetLife, Inc.	18,015,000
700,000	The Allstate Corp. (a)	23,331,000
400,000	The Travelers Cos, Inc. (a)	25,728,000
280,505	XL Group PLC, Class A	6,033,663
		102,397,021
	Media—0.4%
200,500	Time Warner, Inc.	7,510,730

	Metals & Mining—3.3%
640,000	Barrick Gold Corp. (a)	25,875,200
810,800	Freeport-McMoRan Copper & Gold, Inc. (a)	31,053,640
		56,928,840
	Multi-Utilities—1.3%
682,600	Ameren Corp. (a)	22,382,454

	Office Electronics—1.4%
3,104,100	Xerox Corp. (a)	24,149,898

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2012 (unaudited)

Shares		Value*
	Oil, Gas & Consumable Fuels—11.2%
800,000	Chesapeake Energy Corp. (a)	$14,752,000
230,000	Chevron Corp. (a)	24,508,800
650,000	ConocoPhillips (a)	46,559,500
400,000	EnCana Corp.	8,376,000
775,000	Marathon Oil Corp. (a)	22,738,500
500,000	Royal Dutch Shell PLC, Class A - ADR	35,770,000
800,000	Total SA - ADR (a)	38,488,000
		191,192,800
	Paper & Forest Products—2.1%
1,075,000	International Paper Co. (a)	35,808,250

	Pharmaceuticals—11.9%
1,180,000	GlaxoSmithKline PLC - ADR (a)	54,551,400
450,000	Johnson & Johnson (a)	29,290,500
645,100	Merck & Co., Inc.	25,313,724
2,500,000	Pfizer, Inc. (a)	57,325,000
770,600	Sanofi - ADR	29,421,508
132,342	Teva Pharmaceutical Industries Ltd. - ADR	6,053,323
		201,955,455
	Real Estate Investment Trust—0.1%
100,000	Annaly Capital Management, Inc.	1,632,000

	Semiconductors & Semiconductor Equipment—1.7%
1,000,000	Intel Corp. (a)	28,400,000

	Software—1.5%
800,000	Microsoft Corp. (a)	25,616,000

	Thrifts & Mortgage Finance—1.8%
3,498,500	Hudson City Bancorp, Inc. (a)	24,699,410
500,000	New York Community Bancorp, Inc.	6,745,000
		31,444,410
	Tobacco—1.0%
400,000	Reynolds American, Inc. (a)	16,332,000

	Total Common Stock (cost-$1,327,052,693)	1,178,741,436

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—16.0%
	Aerospace & Defense—0.5%
$1,000	AAR Corp., 1.75%, 2/1/26	991,250
3,895	GenCorp, Inc., 4.063%, 12/31/39	4,094,619
1,250	Textron, Inc., 4.50%, 5/1/13	2,573,437
		7,659,306
	Airlines—0.1%
1,650	Continental Airlines, Inc., 4.50%, 1/15/15	2,274,937

	Apparel—0.2%
4,000	Iconix Brand Group, Inc., 2.50%, 6/1/16 (c)(d)	3,760,000

	Automobiles—0.6%
6,700	Ford Motor Co., 4.25%, 11/15/16	9,983,000

	Biotechnology—0.3%
2,000	Medivation, Inc., 2.625%, 4/1/17	2,245,000
2,000	Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15	2,242,500
		4,487,500
	Building Products—0.3%
5,125	Griffon Corp., 4.00%, 1/15/17 (c)(d)	5,022,500

	Capital Markets—0.6%
7,580	Ares Capital Corp., 5.75%, 2/1/16 (c)(d)	7,911,625
3,095	BGC Partners, Inc., 4.50%, 7/15/16 (c)(d)	3,064,050
		10,975,675
	Communications Equipment—0.8%
	Ciena Corp.,
4,660	0.875%, 6/15/17	3,972,650
6,800	3.75%, 10/15/18 (c)(d)	7,310,000
2,000	JDS Uniphase Corp., 1.00%, 5/15/26	1,995,000
		13,277,650
	Computers & Peripherals—0.1%
1,000	NetApp, Inc., 1.75%, 6/1/13	1,298,750

	Construction & Engineering—0.3%
3,500	MasTec, Inc., 4.00%, 6/15/14	4,628,750

	Diversified Telecommunication Services—0.6%
8,295	Level 3 Communications, Inc., 15.00%, 1/15/13	9,756,994

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2012 (unaudited)

Principal Amount (000s)		Value*
	Electrical Equipment—1.1%
$9,005	EnerSys, 3.375%, 6/1/38 (e)	$10,479,569
9,000	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	7,458,750
		17,938,319
	Energy Equipment & Services—0.3%
4,500	Newpark Resources, Inc., 4.00%, 10/1/17	4,455,000

	Health Care Equipment & Supplies—0.4%
2,000	Hologic, Inc., 2.00%, 12/15/37 (e)	2,165,000
4,705	NuVasive, Inc., 2.75%, 7/1/17	4,040,419
		6,205,419
	Health Care Providers & Services—0.2%
3,000	Molina Healthcare, Inc., 3.75%, 10/1/14	3,390,000

	Healthcare-Products—0.6%
9,810	Alere, Inc., 3.00%, 5/15/16	9,564,750

	Hotels, Restaurants & Leisure—0.7%
9,995	MGM Resorts International, 4.25%, 4/15/15	10,607,194
1,930	Morgans Hotel Group Co., 2.375%, 10/15/14	1,683,925
		12,291,119
	Household Durables—0.4%
4,900	Lennar Corp., 3.25%, 11/15/21 (c)(d)	6,853,875

	Insurance—0.1%
2,000	American Equity Investment Life Holding Co., 3.50%, 9/15/15 (c)(d)	2,330,000

	Internet Software & Services—0.2%
1,500	DealerTrack Holdings, Inc., 1.50%, 3/15/17 (c)(d)	1,597,500
1,405	WebMD Health Corp., 2.50%, 1/31/18	1,220,594
		2,818,094
	IT Services—0.7%
6,125	Alliance Data Systems Corp., 1.75%, 8/1/13	10,136,875
1,500	VeriFone Systems, Inc., 1.375%, 6/15/12	1,659,375
		11,796,250
	Machinery—1.5%
3,000	Chart Industries, Inc., 2.00%, 8/1/18	3,960,000
7,940	Greenbrier Cos, Inc., 3.50%, 4/1/18 (c)(d)	7,235,325
7,000	Meritor, Inc., 4.625%, 3/1/26 (e)	6,308,750
7,000	Navistar International Corp., 3.00%, 10/15/14	7,253,750
1,000	Terex Corp., 4.00%, 6/1/15	1,587,500
		26,345,325
	Marine—0.1%
3,090	DryShips, Inc., 5.00%, 12/1/14	2,549,250

	Media—0.1%
1,000	XM Satellite Radio, Inc., 7.00%, 12/1/14 (c)(d)	1,458,750

	Metals & Mining—0.3%
250	Alcoa, Inc., 5.25%, 3/15/14	406,562
4,805	Steel Dynamics, Inc., 5.125%, 6/15/14	5,213,425
		5,619,987
	Multiline Retail—0.1%
2,065	Saks, Inc., 2.00%, 3/15/24	2,219,875

	Oil, Gas & Consumable Fuels—1.7%
10,800	Alpha Natural Resources, Inc., 2.375%, 4/15/15	9,909,000
2,190	Chesapeake Energy Corp., 2.50%, 5/15/37	1,910,775
7,475	Peabody Energy Corp., 4.75%, 12/15/41	7,166,656
9,200	Petroleum Development Corp., 3.25%, 5/15/16 (c)(d)	9,786,500
		28,772,931
	Pharmaceuticals—0.0%
85	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (c)(d)	333,731

	Real Estate Investment Trust—0.2%
3,000	Developers Diversified Realty Corp., 1.75%, 11/15/40	3,266,250

	Road & Rail—0.3%
3,000	Hertz Global Holdings, Inc., 5.25%, 6/1/14	5,857,500

	Semiconductors & Semiconductor Equipment—1.4%
	Micron Technology, Inc.,
9,250	1.50%, 8/1/31 (c)(d)	8,521,563
5,500	1.875%, 6/1/27	5,025,625
8,500	SunPower Corp., 4.75%, 4/15/14	7,841,250
1,000	Teradyne, Inc., 4.50%, 3/15/14	3,197,500
		24,585,938
	Software—0.9%
1,340	Concur Technologies, Inc., 2.50%, 4/15/15 (c)(d)	1,695,100
5,540	Electronic Arts, Inc., 0.75%, 7/15/16 (c)(d)	5,124,500
5,760	Nuance Communications, Inc., 2.75%, 8/15/27	8,172,000
		14,991,600

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2012 (unaudited)

Principal Amount (000s)		Value*
	Thrifts & Mortgage Finance—0.3%
$8,020	MGIC Investment Corp., 5.00%, 5/1/17	$5,724,275

	Total Convertible Bonds & Notes (cost-$295,471,291)	272,493,300

Shares
CONVERTIBLE PREFERRED STOCK—9.9%
	Airlines—0.4%
178,685	Continental Airlines Finance Trust II, 6.00%, 11/15/30	6,242,807

	Auto Components—0.5%
218,060	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	9,053,851

	Automobiles—0.6%
273,705	General Motors Co., 4.75%, 12/1/13, Ser. B	10,685,443

	Capital Markets—0.6%
192,820	AMG Capital Trust I, 5.10%, 4/15/36	9,606,292

	Commercial Services & Supplies—0.2%
51,592	United Rentals, Inc., 6.50%, 8/1/28	2,963,316

	Diversified Financial Services—1.1%
11,715	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	11,398,695
74,015	Citigroup, Inc., 7.50%, 12/15/12	7,214,242
		18,612,937
	Electric Utilities—0.4%
	NextEra Energy, Inc.,
50,000	7.00%, 9/1/13	2,695,000
87,800	8.375%, 6/1/12	4,454,094
		7,149,094
	Food Products—0.6%
113,830	Bunge Ltd., 4.875%, 12/31/49 (f)	10,870,765

	Health Care Providers & Services—0.1%
2,500	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (f)	2,569,375

	Household Durables—0.8%
97,900	Newell Financial Trust I, 5.25%, 12/1/27	4,674,725
67,760	Stanley Black & Decker, Inc., 4.75%, 11/17/15	8,131,200
		12,805,925
	Insurance—0.9%
78,645	Assured Guaranty Ltd., 8.50%, 6/1/12	4,462,318
154,180	MetLife, Inc., 5.00%, 9/11/13	10,606,042
		15,068,360
	IT Services—0.1%
31,360	Unisys Corp., 6.25%, 3/1/14	1,881,286

	Multi-Utilities—0.7%
229,100	AES Trust III, 6.75%, 10/15/29	11,367,942

	Oil, Gas & Consumable Fuels—1.1%
140,100	Apache Corp., 6.00%, 8/1/13	7,442,112
45,100	ATP Oil & Gas Corp., 8.00%, 10/1/14 (c)(d)(f)	2,260,638
114,950	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	8,333,875
		18,036,625
	Real Estate Investment Trust—1.3%
176,800	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	4,609,176
602,400	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (f)	15,632,280
35,385	Health Care, Inc., 6.50%, 4/20/18, Ser. I (f)	1,888,851
		22,130,307
	Road & Rail—0.5%
897,975	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (d)	9,324,303

	Total Convertible Preferred Stock (cost-$188,058,942)	168,368,628

Principal Amount (000s)
SHORT-TERM INVESTMENTS—4.7%
	Time Deposits—4.7%
$16,577	Bank of America-London, 0.03%, 5/1/12	16,577,380
1,386	Citibank-Nassau, 0.03%, 5/1/12	1,385,626
62,809	Wells Fargo-Grand Cayman, 0.03%, 5/1/12	62,809,172
	Total Short Term Investments (cost-$80,772,178)	80,772,178

	Total Investments, before call options written
	(cost-$1,891,355,104) (g)—99.9%	1,700,375,542

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2012 (unaudited)

Contracts		Value*
CALL OPTIONS WRITTEN (b)—(0.6)%
	Morgan Stanley Cyclical Flex Index,
400	strike price $1055, expires 5/25/12	$(37,273)
400	strike price $1065, expires 5/11/12	(1,233)
	Morgan Stanley Cyclical Index,
400	strike price $1010, expires 6/16/12	(484,000)
	NASDAQ 100 Index,
190	strike price $2775, expires 6/16/12	(725,800)
100	strike price $2825, expires 5/19/12	(53,000)
	Philadelphia Oil Service Sector Flex Index,
1,500	strike price $250, expires 6/22/12	(78,564)
1,200	strike price $255, expires 6/1/12	(4,518)
1,500	strike price $260, expires 5/4/12	—
	Philadelphia Oil Service Sector Index,
4,000	strike price $245, expires 6/16/12	(1,520,000)
1,500	strike price $255, expires 5/19/12	(75,000)
	Philadelphia Stock Exchange KBW Bank Flex Index,
7,000	strike price $47, expires 5/4/12	(984,018)
9,000	strike price $52, expires 6/1/12	(240,595)
9,000	strike price $52.50, expires 5/25/12	(125,144)
8,000	strike price $53, expires 5/11/12	(9,076)
	Philadelphia Stock Exchange KBW Bank Index,
6,000	strike price $50, expires 6/16/12	(555,000)
5,000	strike price $51, expires 6/16/12	(312,500)
	Standard & Poor’s 500 Flex Index,
250	strike price $1385, expires 5/4/12	(408,310)
300	strike price $1410, expires 6/22/12	(725,032)
300	strike price $1415, expires 6/8/12	(504,553)
300	strike price $1425, expires 5/11/12	(95,205)
	Standard & Poor’s 500 Index,
300	strike price $1395, expires 6/16/12	(877,500)
300	strike price $1405, expires 6/16/12	(709,500)
300	strike price $1410, expires 6/16/12	(634,500)
300	strike price $1425, expires 5/19/12	(162,000)
300	strike price $1430, expires 5/19/12	(123,000)
300	strike price $1435, expires 5/19/12	(93,000)
	Total Call Options Written (premiums received-$15,117,980)	(9,538,321)

	Total Investments, net of call options written
	(cost-$1,876,237,124)—99.3%	1,690,837,221
	Other assets less other liabilities—0.7%	11,787,287
	Net Assets—100.0%	$1,702,624,508

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.
(b)	Non-income producing.
(c)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $74,265,657, representing 4.4% of net assets.
(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(f)	Perpetual maturity. Maturity date shown is the next call date.
(g)

At April 30, 2012, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $1,892,236,739. Gross unrealized appreciation was $85,024,792, gross unrealized depreciation was $276,885,989 and net unrealized depreciation was $191,861,197. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

ADR — American Depositary Receipt

Other Investments:

Transactions in call options written for the three months ended April 30, 2012:

	Contracts	Premiums
Options outstanding, January 31, 2012	62,685	$14,705,028
Options written	88,255	24,675,435
Options terminated in closing purchase transactions	(76,075)	(17,468,658)
Options expired	(16,725)	(6,793,825)
Options outstanding, April 30, 2012	58,140	$15,117,980

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

• Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/12
Investments in Securities - Assets
Common Stock	$1,178,741,436	—	—	$1,178,741,436
Convertible Bonds & Notes	—	$272,493,300	—	272,493,300
Convertible Preferred Stock:
Airlines	—	6,242,807	—	6,242,807
Capital Markets	—	9,606,292	—	9,606,292
Commercial Services & Supplies	—	2,963,316	—	2,963,316
Health Care Providers & Services	—	2,569,375	—	2,569,375
Household Durables	8,131,200	4,674,725	—	12,805,925
Insurance	10,606,042	4,462,318	—	15,068,360
Oil, Gas & Consumable Fuels	7,442,112	10,594,513	—	18,036,625
Road & Rail	—	9,324,303	—	9,324,303
All Other	91,751,625	—	—	91,751,625
Short-Term Investments	—	80,772,178	—	80,772,178
Total Investments in Securities - Assets	$1,296,672,415	$403,703,127	$—	$1,700,375,542
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(6,324,800)	(3,213,521)	—	$(9,538,321)
Total Investments	$1,290,347,615	$400,489,606	$—	$1,690,837,221

There were no significant transfers between Levels 1 and 2 during the three months ended April 30, 2012.

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 15, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 15, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 15, 2012